Derivative Financial Instruments - Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Unrealized (loss)/ gain, net on derivatives	$ (291,873)	$ 229,373	$ 45,960
Realized (loss)/ gain, net on derivatives	(1,264,750)	300,262	11,436,481
Forward contracts
Derivative Financial Instruments
Unrealized (loss)/ gain, net on derivatives	(291,873)	229,373	45,960
Realized (loss)/ gain, net on derivatives	$ (1,264,750)	$ 300,262	2,161,927
Interest rate swaps
Derivative Financial Instruments
Realized (loss)/ gain, net on derivatives			$ 9,274,554